Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate	$ 12,869	$ 15,307
Impaired loans, net	22,380	34,125
Repossessed assets	35,249	49,432
Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate
Impaired loans, net
Repossessed assets
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate
Impaired loans, net
Repossessed assets
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate	12,869	15,307
Impaired loans, net	22,380	34,125
Repossessed assets	$ 35,249	$ 49,432